UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03171

Value Line U.S. Government Securities Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor,  New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: August 31, 2013

Date of reporting period: November 30, 2012

Item 1: Schedule of Investments
A copy of Schedule of Investments for the period ended 11/30/12 is included with this Form.

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)	November 30, 2012

Principal			Maturity
Amount		Rate	Date	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (64.2%)
	FEDERAL HOME LOAN BANK (4.4%)
$2,000,000	Federal Home Loan Bank	5.00%	12/21/15	$2,278,032
1,000,000	Federal Home Loan Bank	5.00	11/17/17	1,206,696
3,000,000	TOTAL FEDERAL HOME LOAN BANK
	(Cost $3,165,087)			3,484,728
	FEDERAL HOME LOAN MORTGAGE CORPORATION (24.4%)
302,051	Federal Home Loan Mortgage Corporation REMIC Trust Series 2849 Class VA	5.00	8/15/15	310,004
1,000,000	Federal Home Loan Mortgage Corporation	5.50	7/18/16	1,179,355
1,000,000	Federal Home Loan Mortgage Corporation	2.00	8/25/16	1,054,661
1,100,000	Federal Home Loan Mortgage Corporation	1.25	5/12/17	1,129,538
16,576	Federal Home Loan Mortgage Corporation REMIC Trust Series 2767 Class CA	4.00	9/15/17	16,582
4,136	Federal Home Loan Mortgage Corporation Gold PC Pool #E92226	5.00	11/1/17	4,461
1,000,000	Federal Home Loan Mortgage Corporation	5.13	11/17/17	1,213,853
58,323	Federal Home Loan Mortgage Corporation Gold PC Pool #E93499	5.00	12/1/17	62,913
5,221	Federal Home Loan Mortgage Corporation Gold PC Pool #E92829	5.00	12/1/17	5,632
252,937	Federal Home Loan Mortgage Corporation REMIC Trust Series 2643 Class ME	3.50	3/15/18	260,733
6,181	Federal Home Loan Mortgage Corporation Gold PC Pool #E98960	5.00	9/1/18	6,668
26,114	Federal Home Loan Mortgage Corporation Gold PC Pool #B12822	5.00	3/1/19	28,447
1,000,000	Federal Home Loan Mortgage Corporation	3.75	3/27/19	1,165,030
14,434	Federal Home Loan Mortgage Corporation Gold PC Pool #B17398	4.50	12/1/19	15,406
90,951	Federal Home Loan Mortgage Corporation Gold PC Pool #G18044	4.50	3/1/20	97,214
65,117	Federal Home Loan Mortgage Corporation Gold PC Pool #B18034	4.50	4/1/20	69,601
252,328	Federal Home Loan Mortgage Corporation Gold PC Pool #J12462	4.00	6/1/20	269,152
15,139	Federal Home Loan Mortgage Corporation Gold PC Pool #J00118	5.00	10/1/20	16,347
241,635	Federal Home Loan Mortgage Corporation Gold PC Pool #J00139	5.00	10/1/20	260,653
10,141	Federal Home Loan Mortgage Corporation Gold PC Pool #G11986	5.00	4/1/21	10,944
14,147	Federal Home Loan Mortgage Corporation Gold PC Pool #G12319	5.00	6/1/21	15,275
710,378	Federal Home Loan Mortgage Corporation Gold PC Pool #G14216	3.50	7/1/21	748,168
80,745	Federal Home Loan Mortgage Corporation Gold PC Pool #J03233	5.00	8/1/21	87,138
324,463	Federal Home Loan Mortgage Corporation Gold PC Pool #G12381	5.00	9/1/21	350,355
169,372	Federal Home Loan Mortgage Corporation Gold PC Pool #J08096	5.00	6/1/23	182,120
199,301	Federal Home Loan Mortgage Corporation Gold PC Pool #J09098	5.00	12/1/23	215,485
532,824	Federal Home Loan Mortgage Corporation Gold PC Pool #J09739	4.50	5/1/24	567,850
569,778	Federal Home Loan Mortgage Corporation Gold PC Pool #J11587	4.00	1/1/25	621,299
140,004	Federal Home Loan Mortgage Corporation Gold PC Pool #E02704	4.50	7/1/25	149,164
367,750	Federal Home Loan Mortgage Corporation REMIC Trust Series 3567 Class BJ	4.50	6/15/27	382,368
229,528	Federal Home Loan Mortgage Corporation Gold PC Pool #C91239	4.50	3/1/29	246,625
36,386	Federal Home Loan Mortgage Corporation REMIC Trust Series 2645 Class NA	3.50	9/15/31	36,914
382,325	Federal Home Loan Mortgage Corporation Gold PC Pool #C77717	6.00	3/1/33	424,364
280,955	Federal Home Loan Mortgage Corporation Gold PC Pool #A29526	5.00	1/1/35	302,540
96,041	Federal Home Loan Mortgage Corporation Gold PC Pool #A29633	5.00	1/1/35	103,420
201,764	Federal Home Loan Mortgage Corporation Pool #783022 (1)	2.37	2/1/35	217,061
96,711	Federal Home Loan Mortgage Corporation Gold PC Pool #A56491	5.00	1/1/37	103,870
92,284	Federal Home Loan Mortgage Corporation Gold PC Pool #G08184	5.00	1/1/37	99,115
169,431	Federal Home Loan Mortgage Corporation Gold PC Pool #A56467	5.50	1/1/37	183,616
272,269	Federal Home Loan Mortgage Corporation Gold PC Pool #A80938	5.50	8/1/38	293,656
1,047,045	Federal Home Loan Mortgage Corporation REMIC Trust Series 3632 Class AP	3.00	2/15/40	1,110,705
674,333	Federal Home Loan Mortgage Corporation Gold PC Pool #C03516	4.00	9/1/40	719,549
901,690	Federal Home Loan Mortgage Corporation Gold PC Pool #A95803	4.00	12/1/40	1,001,037
365,868	Federal Home Loan Mortgage Corporation Gold PC Pool #G06224	3.50	1/1/41	389,421
381,348	Federal Home Loan Mortgage Corporation Gold PC Pool #A96409	3.50	1/1/41	405,898
657,985	Federal Home Loan Mortgage Corporation Gold PC Pool #A97135	4.50	2/1/41	708,229
66,644	Federal Home Loan Mortgage Corporation Gold PC Pool #Q01181	4.50	6/1/41	71,733
176,162	Federal Home Loan Mortgage Corporation Gold PC Pool #Q06307	3.50	2/1/42	187,503
1,000,001	Federal Home Loan Mortagage Corporation Gold PC Pool #G08488	3.50	4/1/42	1,066,563
978,954	Federal Home Loan Mortagage Corporation Gold PC Pool #C09004	3.50	7/1/42	1,044,115
17,677,770	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
	(Cost $18,186,957)			19,212,350

1

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

Principal			Maturity
Amount		Rate	Date	Value

	FEDERAL NATIONAL MORTGAGE ASSOCIATION (30.7%)
$1,500,000	Federal National Mortgage Association	2.38%	7/28/15	$1,579,215
9,526	Federal National Mortgage Association Pool #511823	5.50	5/1/16	10,248
548,943	Federal National Mortgage Association REMIC Trust Series 2005-40 Class VG	4.50	6/25/16	562,135
4,228	Federal National Mortgage Association Pool #615289	5.50	12/1/16	4,549
40,679	Federal National Mortgage Association Pool #622373	5.50	12/1/16	43,763
31,782	Federal National Mortgage Association Pool #631328	5.50	2/1/17	34,290
52,439	Federal National Mortgage Association Pool #623503	6.00	2/1/17	56,451
2,584	Federal National Mortgage Association Pool #643277	5.50	4/1/17	2,788
2,996	Federal National Mortgage Association Pool #638247	5.50	5/1/17	3,232
500,000	Federal National Mortgage Association	1.10	7/11/17	503,577
80,490	Federal National Mortgage Association Pool #254684	5.00	3/1/18	87,572
24,810	Federal National Mortgage Association Pool #685183	5.00	3/1/18	26,993
36,639	Federal National Mortgage Association Pool #703936	5.00	5/1/18	39,863
427,884	Federal National Mortgage Association Pool #780956	4.50	5/1/19	470,077
135,090	Federal National Mortgage Association Pool #790984	5.00	7/1/19	146,976
161,226	Federal National Mortgage Association Pool #786915	5.00	8/1/19	176,268
333,167	Federal National Mortgage Association Pool #735063	4.50	12/1/19	359,253
102,463	Federal National Mortgage Association REMIC Trust Series 2003-17 Class ED	4.25	9/25/22	104,293
703,102	Federal National Mortgage Association Pool #890121	5.00	3/1/23	764,964
70,753	Federal National Mortgage Association REMIC Trust Series 2003-38 Class TC	5.00	3/25/23	74,728
577,310	Federal National Mortgage Association Pool #AH8061	4.00	6/1/26	617,821
42,851	Federal National Mortgage Association Pool #412682	6.00	3/1/28	48,056
450,502	Federal National Mortgage Association Pool #MA0361	4.00	3/1/30	486,200
1,000,000	Federal National Mortgage Association	7.25	5/15/30	1,622,987
353,089	Federal National Mortgage Association Pool #MA0616	4.00	1/1/31	381,068
202	Federal National Mortgage Association Pool #568625	7.50	1/1/31	209
31,625	Federal National Mortgage Association Pool #571090	7.50	1/1/31	32,379
743,347	Federal National Mortgage Association Pool #MA0641	4.00	2/1/31	802,251
1,736	Federal National Mortgage Association Pool #573935	7.50	3/1/31	1,868
721,335	Federal National Mortgage Association Pool #MA0804	4.00	7/1/31	778,494
409,152	Federal National Mortgage Association Pool #MA3894	4.00	9/1/31	441,574
1,438	Federal National Mortgage Association Pool #629297	6.50	2/1/32	1,653
265,387	Federal National Mortgage Association Pool #626440	7.50	2/1/32	325,576
5,725	Federal National Mortgage Association Pool #634996	6.50	5/1/32	6,559
25,481	Federal National Mortgage Association Pool #254383	7.50	6/1/32	31,360
1,649,721	Federal National Mortgage Association Pool #MA1107	3.50	7/1/32	1,766,232
83,627	Federal National Mortgage Association Pool #254476	5.50	9/1/32	91,956
3,209	Federal National Mortgage Association Pool #688539	5.50	3/1/33	3,528
179,099	Federal National Mortgage Association Pool #650386	5.00	7/1/33	195,266
90,449	Federal National Mortgage Association Pool #726889	5.50	7/1/33	99,458
126,468	Federal National Mortgage Association Pool #759028	5.50	1/1/34	139,064
144,265	Federal National Mortgage Association Pool #761913	5.50	2/1/34	158,634
67,714	Federal National Mortgage Association Pool #763393	5.50	2/1/34	74,458
110,079	Federal National Mortgage Association Pool #769862	5.50	2/1/34	120,493
9,066	Federal National Mortgage Association Pool #769682	5.00	3/1/34	9,862
347,918	Federal National Mortgage Association REMIC Trust Series 2004-60 Class LB	5.00	4/25/34	380,137
3,305	Federal National Mortgage Association Pool #778141	5.00	5/1/34	3,595
118,082	Federal National Mortgage Association Pool #773586	5.50	6/1/34	129,253
159,845	Federal National Mortgage Association Pool #255311	6.00	7/1/34	178,412
6,290	Federal National Mortgage Association Pool #258149	5.50	9/1/34	6,895
1,349	Federal National Mortgage Association Pool #789150	5.00	10/1/34	1,468
184,109	Federal National Mortgage Association Pool #255496	5.00	11/1/34	200,268
23,293	Federal National Mortgage Association Pool #797154	5.50	11/1/34	25,780
56,989	Federal National Mortgage Association Pool #801063	5.50	11/1/34	62,380
50,480	Federal National Mortgage Association Pool #803675	5.50	12/1/34	55,256
93,141	Federal National Mortgage Association Pool #804683	5.50	12/1/34	101,952
259,578	Federal National Mortgage Association Pool #815813 (1)	2.49	2/1/35	274,457

2

Value Line U.S. Government Securities Fund, Inc.

November 30, 2012

Principal			Maturity
Amount		Rate	Date	Value

$14,480	Federal National Mortgage Association Pool #255580	5.50%	2/1/35	$15,850
183,211	Federal National Mortgage Association Pool #735224	5.50	2/1/35	201,458
127,700	Federal National Mortgage Association Pool #896016	6.00	8/1/36	140,339
142,194	Federal National Mortgage Association Pool #901561	5.50	10/1/36	154,756
362,444	Federal National Mortgage Association Pool #919584	6.00	6/1/37	398,317
154,157	Federal National Mortgage Association Pool #943647	5.50	7/1/37	167,608
63,980	Federal National Mortgage Association Pool #AA2531	4.50	3/1/39	68,963
240,977	Federal National Mortgage Association Pool #AA9181	4.50	8/1/39	259,744
630,677	Federal National Mortgage Association REMIC Trust Series 2009-88 Class MA	4.50	10/25/39	698,529
57,043	Federal National Mortgage Association Pool #AD1035	4.50	2/1/40	61,664
187,120	Federal National Mortgage Association Pool #AD5234	4.50	7/1/40	202,277
347,026	Federal National Mortgage Association Pool #AD7136	5.00	7/1/40	377,918
610,405	Federal National Mortgage Association Pool #890236	4.50	8/1/40	657,730
902,715	Federal National Mortgage Association Pool #AD8408	4.50	8/1/40	975,839
271,203	Federal National Mortgage Association Pool #AD8536	5.00	8/1/40	299,418
799,630	Federal National Mortgage Association Pool #AH5575	4.00	2/1/41	857,746
825,503	Federal National Mortgage Association Pool #AI3051	4.50	7/1/41	893,920
864,012	Federal National Mortgage Association Pool #AI0814	4.50	8/1/41	935,621
294,404	Federal National Mortgage Association Pool #AJ5888	4.50	11/1/41	317,353
645,010	Federal National Mortgage Association Pool #AJ7440	4.50	11/1/41	698,468
499,162	Federal National Mortgage Association Pool #AQ0287	3.00	10/1/42	525,668
500,000	Federal National Mortgage Association Pool TBA	2.50	12/1/99	522,969
21,889,110	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
	(Cost $22,701,929)			24,140,249
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (4.7%)
59,109	Government National Mortgage Association Pool #003645	4.50	12/20/19	64,763
3,285	Government National Mortgage Association Pool #557681	6.00	8/15/31	3,729
43,862	Government National Mortgage Association Pool #548880	6.00	12/15/31	49,803
45,590	Government National Mortgage Association Pool #551762	6.00	4/15/32	51,679
19,329	Government National Mortgage Association Pool #582415	6.00	11/15/32	21,910
200,250	Government National Mortgage Association Pool #604485	6.00	7/15/33	227,496
85,942	Government National Mortgage Association Pool #622603	6.00	11/15/33	97,206
2,928	Government National Mortgage Association Pool #429786	6.00	12/15/33	3,364
86,216	Government National Mortgage Association Pool #605025	6.00	2/15/34	97,893
6,300	Government National Mortgage Association Pool #626480	6.00	2/15/34	7,178
78,358	Government National Mortgage Association Pool #610944	5.50	4/15/34	86,755
36,638	Government National Mortgage Association Pool #605245	5.50	6/15/34	40,484
86,114	Government National Mortgage Association Pool #583008	5.50	6/15/34	95,153
711,683	Government National Mortgage Association Series 2009-103 Class TK	3.00	9/20/38	738,749
812,682	Government National Mortgage Association Series 2010-151 Class KA	3.00	9/16/39	857,653
569,721	Government National Mortgage Association Series 2011-17 Class EP	3.50	12/16/39	598,985
582,209	Government National Mortgage Association Series 2011-136 Class GB	2.50	5/20/40	602,706
3,430,216	TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
	(Cost $3,546,231)			3,645,506
45,997,096	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $47,600,204)			50,482,833
U.S. TREASURY OBLIGATIONS (31.9%)
2,100,000	U.S. Treasury Notes	1.50	7/31/16	2,182,687
1,300,000	U.S. Treasury Notes	1.00	3/31/17	1,326,914
400,000	U.S. Treasury Notes	2.38	7/31/17	433,156
1,000,000	U.S. Treasury Notes	1.88	8/31/17	1,060,625
1,750,000	U.S. Treasury Notes	1.88	9/30/17	1,856,230
500,000	U.S. Treasury Notes	2.25	11/30/17	540,117
1,000,000	U.S. Treasury Notes	2.38	5/31/18	1,088,828
1,500,000	U.S. Treasury Notes	2.25	7/31/18	1,623,750

3

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

Principal			Maturity
Amount		Rate	Date	Value

$1,000,000	U.S. Treasury Notes	1.50%	8/31/18	$1,040,234
1,900,000	U.S. Treasury Notes	1.38	12/31/18	1,960,414
2,100,000	U.S. Treasury Notes	3.13	5/15/19	2,393,836
1,100,000	U.S. Treasury Notes	3.50	5/15/20	1,289,063
1,400,000	U.S. Treasury Notes	3.13	5/15/21	1,604,093
900,000	U.S. Treasury Notes	2.13	8/15/21	955,828
250,000	U.S. Treasury Bonds	7.25	8/15/22	381,016
100,000	U.S. Treasury Bonds	6.25	8/15/23	145,313
500,000	U.S. Treasury Bonds	6.00	2/15/26	735,625
1,400,000	U.S. Treasury Bonds	7.88	2/15/21	2,130,516
600,000	U.S. Treasury Bonds	6.25	5/15/30	947,063
300,000	U.S. Treasury Bonds	5.38	2/15/31	437,531
700,000	U.S. Treasury Bonds	4.50	5/15/38	945,984
21,800,000	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $24,609,738)			25,078,823
SHORT-TERM INVESTMENTS (3.2%)

	REPURCHASE AGREEMENTS (3.2%)
2,500,000	With Morgan Stanley, 0.19%, dated 11/30/12, due 12/3/12, delivery value
	$2,500,040 (collateralized by $2,230,000 U.S. Treasury Notes 3.13% due
	5/15/21, with a value of $2,556,989)			2,500,000
2,500,000	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,500,000)			2,500,000
	TOTAL INVESTMENT SECURITIES (99.3%)
	(Cost $74,709,942)			78,061,656
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)			560,047
	NET ASSETS (2) (100.0%)			$78,621,703
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING
	SHARE ($78,621,703 ÷ 6,457,036 shares outstanding)			$12.18

(1)	Adjustable rate security. The rate shown is as of November 30, 2012.
(2)	For federal income tax purposes, the aggregate cost was $74,709,942, aggregate gross unrealized appreciation was $3,366,807, aggregate gross unrealized depreciation was $15,093 and the net unrealized appreciation was $3,351,714.
TBA	To Be Announced

4

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of November 30, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
U.S. Government Agency Obligations	$0	$50,482,833	$0	$50,482,833
U.S. Treasury Obligations	0	25,078,823	0	25,078,823
Short-Term Investments	0	2,500,000	0	2,500,000
Total Investments in Securities	$0	$78,061,656	$0	$78,061,656

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended November 30, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the period ended November 30, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2.  Controls and Procedures
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	January 28, 2013